Borrowed Funds (Details 2) (USD $) In Thousands, unless otherwise specified			12 Months Ended					12 Months Ended		12 Months Ended							12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2012 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2012 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2013 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2013 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2014 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2014 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2015 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2015 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2016 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2016 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2017 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2017 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2018 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2018 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2019 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2019 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]	Dec. 31, 2011 2020 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2011 2020 [Member] Borrowings by earlier of scheduled maturity or next potential put date [Member]
Borrowed funds maturities and potential put dates
Borrowed funds	$ 15,075,000	$ 29,675,000	$ 15,075,000	$ 15,075,000	$ 2,900,000	$ 5,575,000	$ 0	$ 1,325,000	$ 0	$ 3,725,000	$ 75,000	$ 275,000	$ 3,925,000	$ 3,925,000	$ 2,475,000	$ 0	$ 700,000	$ 250,000	$ 1,725,000	$ 0	$ 3,275,000	$ 0
Weighted Average Rate			3.87%	3.87%	0.88%	2.57%		4.69%		4.47%	4.62%	4.10%	4.92%	4.92%	4.37%		3.65%	3.10%	4.62%		4.53%